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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                                October 21, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-1004

  Re: Van Kampen Life Investment Trust -- Post-Effective Amendment No. 43 to Registration Statement on Form N-1A -- Rule 485(a) Filing
        (File Nos. 33-00628 and 811-4424)

Ladies and Gentlemen:

     Van Kampen Life Investment Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(a) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     The purpose of this filing is to add a new series, Van Kampen Life Investment Trust Global Tactical Asset Allocation Portfolio, to the Registrant. The Class I Shares and Class II Shares Prospectuses included herein are not marked, as they are new, however the Registrant's combined Statement of Additional Information is marked to show changes from Post-Effective Amendment No. 42 filed on April 15, 2008.

     Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Elisa Mitchell (630) 684-6724.


                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        ----------------------
                                        Charles B. Taylor